LEASING - Disclosure of detailed information about operating lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	$ 1,269	$ 1,889
Changes during the year:
New leases	40	309
Payment of lease liabilities	(383)	(649)	$ (3,085)
Interest on lease liabilities	52	63	1,429
Termination of leases	(63)	(251)
Deconsolidation of Oranim	(527)
Currency translation adjustments	(45)	(92)
Balance, Ending	433	1,269	1,889
Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	1,119	1,627
Changes during the year:
New leases	0	0
Payment of lease liabilities	(213)	(492)
Interest on lease liabilities	19	44
Termination of leases	0	(150)
Deconsolidation of Oranim	(527)
Currency translation adjustments	(8)	(90)
Balance, Ending	390	1,119	1,627
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	150	262
Changes during the year:
New leases	40	309
Payment of lease liabilities	(170)	(157)
Interest on lease liabilities	33	19
Termination of leases	(63)	(101)
Deconsolidation of Oranim	0
Currency translation adjustments	(53)	(182)
Balance, Ending	$ 43	$ 150	$ 262